Financial risk management objectives and policies - Unrealized Gains (Losses) in Fair Value of Hedging Instruments in Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 28, 2021	Mar. 29, 2020	Mar. 31, 2019
Disclosure of detailed information about hedges [line items]
Net gain (loss) on cross-currency swap designated as a cash flow hedge	$ (1.2)	$ (2.4)	$ (4.6)
Foreign exchange risk | Cross currency swap | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Net gain (loss) on cross-currency swap designated as a cash flow hedge	(0.9)	1.3	(0.7)
Tax (expense) recovery on cross-currency swap designated as a cash flow hedge	(0.5)	(0.2)	0.2
Foreign exchange risk | Cross currency swap | Net investment hedge
Disclosure of detailed information about hedges [line items]
Net gain (loss) on Euro-denominated cross-currency swap designated as a net investment hedge	0.2	(0.3)	3.5
Tax (expense) recovery on Euro-denominated cross-currency swap designated as a net investment hedge	$ 0.1	$ (0.2)	$ (1.2)